PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited)
1
Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97 .7%
Australia : 6 .4%
59,206
Adbri Ltd.
$ 99,248
0.0
75,068
AGL Energy Ltd.
615,222
0 .2
222,622
(1)
Alkane Resources Ltd.
106,181
0.0
74,237
(1)
Allkem Ltd.
743,232
0 .3
10,283
Altium Ltd.
264,606
0 .1
12,310
(1)
Ava Risk Group Ltd.
1,736
0.0
310,498
Base Resources Ltd.
36,498
0.0
26,351
(1)
Bathurst Resources Ltd.
17,721
0.0
781,077
Beach Energy Ltd.
851,675
0 .3
1,114,951
Beacon Minerals Ltd.
21,021
0.0
89,246
BlueScope Steel Ltd.
1,316,116
0 .5
96,520
(1)(2)
Boral Ltd.
283,377
0 .1
17,538
(1)
Cettire Ltd.
35,152
0.0
50,084
Charter Hall Group
386,036
0 .2
8,967  Clinuvel Pharmaceuticals
Ltd.
110,676
0 .1
183,152
CSR Ltd.
706,494
0 .3
12,956
Data#3 Ltd.
65,477
0.0
12,368
(1)
DGL Group Ltd./Au
6,773
0.0
69,787
Emeco Holdings Ltd.
33,580
0.0
11,478
Enero Group Ltd.
13,800
0.0
62,528
Estia Health Ltd.
117,075
0 .1
16,365  GR Engineering Services
Ltd.
23,897
0.0
81,393
GrainCorp Ltd. - Class A
443,045
0 .2
53,562
Grange Resources Ltd.
19,500
0.0
32,679
Helia Group Ltd.
85,322
0.0
156,949
Horizon Oil Ltd.
15,842
0.0
282,354
Iluka Resources Ltd.
1,950,210
0 .7
122,226
(1)
Image Resources NL
8,046
0.0
14,713
IPD Group Ltd./Australia
46,844
0.0
18,767
JB Hi-Fi Ltd.
577,194
0 .2
56,054
(1)
Karoon Energy Ltd.
84,462
0.0
115,297
Macmahon Holdings Ltd.
11,263
0.0
291,304
Myer Holdings Ltd.
124,463
0 .1
97,386
New Hope Corp. Ltd.
348,764
0 .1
100,021
Nufarm Ltd.
362,107
0 .1
43,293
NZME Ltd.
26,608
0.0
1,805
Objective Corp. Ltd.
16,038
0.0
352,165
OceanaGold Corp.
737,099
0 .3
26,317
(1)
OFX Group Ltd.
37,192
0.0
36,306
OM Holdings Ltd.
13,413
0.0
135,059
Orica Ltd.
1,433,084
0 .6
61,824
Orora Ltd.
149,337
0 .1
46,859
Pact Group Holdings Ltd.
24,284
0.0
63,070
(1)
Perenti Ltd.
50,767
0.0
144,373
Perseus Mining Ltd.
169,752
0 .1
259,393
Region RE Ltd.
422,559
0 .2
29,501
Ridley Corp. Ltd.
39,028
0.0
39,860
Seven Group Holdings Ltd.
703,690
0 .3
143,887
(1)
Sierra Rutile Holdings Ltd.
21,298
0.0
57,661
SRG Global Ltd.
28,877
0.0
70,250
Super Retail Group Ltd.
583,052
0 .2
8,248
Symbio Holdings Ltd.
13,223
0.0
84,329
Technology One Ltd.
893,479
0 .3
38,750
(1)
Telix Pharmaceuticals Ltd.
294,730
0 .1
265
Vitura Health Ltd.
84
0.0
26,390
(1)
Webjet Ltd.
140,080
0 .1
365,038
(1)
Westgold Resources Ltd.
409,353
0 .2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Australia (continued)
139,090
Whitehaven Coal Ltd.
$ 649,899
0 .3
16,789,581
6 .4
Austria : 0 .4%
1,638
Addiko Bank AG
22,152
0.0
10,642
Andritz AG
561,879
0 .2
874
DO & Co. AG
118,007
0.0
2,747
Porr AG
38,298
0.0
12,406
(1)
Raiffeisen Bank International
AG
200,599
0 .1
1,330
Semperit AG Holding
29,702
0.0
4,049
Wienerberger AG
132,973
0 .1
590
Zumtobel Group AG
5,157
0.0
1,108,767
0 .4
Belgium : 0 .1%
103
(1)
AGFA-Gevaert NV
265
0.0
1,523
Bekaert SA
72,694
0 .1
533
Cie d'Entreprises CFE
5,391
0.0
2,945
(1)
Materialise NV, ADR
23,501
0.0
478
Sipef NV
29,800
0.0
651  Wereldhave Belgium Comm
VA
34,622
0.0
166,273
0 .1
Bermuda : 0 .2%
12,581
(1)
Seadrill Ltd.
591,219
0 .2
Brazil : 0 .1%
10,000
(1)
ERO Copper Corp.
240,397
0 .1
Burkina Faso : 0 .3%
36,847
Endeavour Mining PLC
890,263
0 .3
Canada : 10 .2%
4,300  AGF Management Ltd. -
Class B
25,598
0.0
24,954
AirBoss of America Corp.
90,645
0.0
83,386
Alamos Gold, Inc. - Class A
1,030,113
0 .4
3,727
Alvopetro Energy Ltd.
28,179
0.0
17,691
(1)
ATS Corp.
802,276
0 .3
19,409
Bird Construction, Inc.
130,556
0 .1
22,700
Black Diamond Group Ltd.
106,042
0.0
23,584  Boardwalk Real Estate
Investment Trust
1,171,628
0 .4
10,579
(1)
Bombardier, Inc. - Class B
529,491
0 .2
29,900
(1)
Calibre Mining Corp.
38,774
0.0
6,137
(1)
Canadian Solar, Inc.
221,914
0 .1
19,208
(1)
Canfor Corp.
303,127
0 .1
4,896
(1)
Canfor Pulp Products, Inc.
7,500
0.0
77,252
(1)
Capstone Copper Corp.
403,645
0 .2
29,800
Cascades, Inc.
271,638
0 .1
126,262
(1)
Celestica, Inc.
2,774,973
1 .1
63,178
CES Energy Solutions Corp.
134,630
0 .1
2,369
(1)
Cipher Pharmaceuticals, Inc.
6,683
0.0
5,500
(1)
Coveo Solutions, Inc.
49,467
0.0
34,759
(1)
Crew Energy, Inc.
146,823
0 .1
111,761  Dundee Precious Metals,
Inc.
777,195
0 .3
62,772  Element Fleet Management
Corp.
1,012,524
0 .4
16,600
Enghouse Systems Ltd.
375,897
0 .1
10,508
Exco Technologies Ltd.
70,364
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Canada (continued)
88,842
Finning International, Inc.
$ 3,060,104
1 .2
15,100
(1)
Hamilton Thorne Ltd.
15,803
0.0
162,407
Headwater Exploration, Inc.
915,090
0 .4
20,159  High Arctic Energy Services,
Inc.
20,332
0.0
96,600
Hudbay Minerals, Inc.
575,798
0 .2
3,332
Information Services Corp.
66,703
0.0
8,983
(1)
Kinaxis, Inc.
1,219,737
0 .5
15,489
Laurentian Bank of Canada
466,673
0 .2
5,911
Linamar Corp.
343,010
0 .1
24,900
(1)
Major Drilling Group
International, Inc.
179,577
0 .1
6,130
(1)
Mandalay Resources Corp.
7,856
0.0
19,475
Martinrea International, Inc.
218,137
0 .1
40,700
(1)
MEG Energy Corp.
725,634
0 .3
2,200
Melcor Developments Ltd.
19,019
0.0
300
Morguard Corp.
23,356
0.0
10,159
Mullen Group Ltd.
122,187
0.0
4,400  Neo Performance Materials,
Inc.
28,462
0.0
12,149
(1)(3)
Nuvei Corp.
414,318
0 .2
74,886
(1)
NuVista Energy Ltd.
646,837
0 .2
200
(1)
O3 Mining, Inc.
223
0.0
45,427
Parex Resources, Inc.
1,006,269
0 .4
7,300
Pason Systems, Inc.
72,853
0.0
23,900
PHX Energy Services Corp.
127,778
0 .1
2,100
Pizza Pizza Royalty Corp.
23,936
0.0
3,700  Polaris Renewable Energy,
Inc.
40,293
0.0
9,045
(1)
Repare Therapeutics, Inc.
83,214
0.0
36,218
Russel Metals, Inc.
1,065,954
0 .4
24,130
Silvercorp Metals, Inc.
75,575
0.0
21,000
Stelco Holdings, Inc.
765,692
0 .3
21,216
Stella-Jones, Inc.
1,077,335
0 .4
48,100
(1)
Torex Gold Resources, Inc.
674,819
0 .3
15,400
Total Energy Services, Inc.
119,589
0.0
45,633
TransAlta Corp.
465,449
0 .2
57,748
Tricon Residential, Inc.
539,533
0 .2
28,335
(1)
Victoria Gold Corp.
182,862
0 .1
1,100
Wajax Corp.
22,615
0.0
101,418
Whitecap Resources, Inc.
809,867
0 .3
58
Winpak Ltd.
1,784
0.0
26,733,955
10 .2
Chile : 0 .2%
21,011
Enel Chile SA, ADR
71,648
0.0
56,485
Lundin Mining Corp.
505,030
0 .2
576,678
0 .2
China : 1 .7%
1,800  Anker Innovations
Technology Co. Ltd. - Class
A
20,476
0.0
16,956
Autohome, Inc., ADR
542,083
0 .2
72,000  Brilliance China Automotive
Holdings Ltd.
38,498
0.0
85,100  Changjiang Publishing &
Media Co. Ltd. - Class A
102,255
0 .1
48,951  China World Trade Center
Co. Ltd. - Class A
138,943
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
7,410  Cofoe Medical Technology
Co. Ltd. - Class A
$ 45,099
0.0
239,900
Era Co. Ltd. - Class A
201,540
0 .1
4,200  Ganyuan Foods Co. Ltd. -
Class A
48,056
0.0
9,700  G-bits Network Technology
Xiamen Co. Ltd. - Class A
585,251
0 .2
909,897  Greenland Hong Kong
Holdings Ltd.
54,553
0.0
17,000
(1)
Guangdong Homa Group
Co. Ltd. - Class A
19,186
0.0
5,000  Guangdong South New
Media Co. Ltd. - Class A
29,043
0.0
534,100  HLA Group Corp. Ltd. -
Class A
558,438
0 .2
22,086  HUANLEJIA Food Group
Co. Ltd. - Class A
45,417
0.0
15,000  Jiahe Foods Industry Co.
Ltd. - Class A
47,017
0.0
616,900
Jiutian Chemical Group Ltd.
22,719
0.0
13,560
JOYY, Inc., ADR
471,346
0 .2
87,000
(1)
Kingnet Network Co. Ltd. -
Class A
182,601
0 .1
80,324
(1)
Lansen Pharmaceutical
Holdings Ltd.
15,964
0.0
69,000
(1)
Leo Group Co. Ltd. - Class A
23,197
0.0
314,000
(1)
Natural Food International
Holding Ltd.
19,326
0.0
22,600  Offshore Oil Engineering Co.
Ltd. - Class A
19,830
0.0
31,758
Pacific Online Ltd.
2,728
0.0
143,300  Perfect World Co. Ltd./China
- Class A
301,314
0 .1
440,400  Shanghai Construction
Group Co. Ltd. - Class A
183,153
0 .1
74,100
(1)
Shenzhen Comix Group Co.
Ltd. - Class A
75,864
0.0
344,317
Ten Pao Group Holdings Ltd.
45,032
0.0
157,300
(1)
TPV Technology Co. Ltd. -
Class A
50,653
0.0
17,200  Wasu Media Holding Co.
Ltd. - Class A
21,405
0.0
5,426
Weibo Corp., ADR
85,460
0.0
206,666  Xiamen Comfort Science &
Technology Group Co. Ltd.
- Class A
240,593
0 .1
27,900  Xiangpiaopiao Food Co. Ltd.
- Class A
72,627
0.0
24,600
(1)
Zhejiang Meorient
Commerce & Exhibition, Inc.
- Class A
131,592
0 .1
81,100  Zhejiang Publishing & Media
Co. Ltd. - Class A
94,641
0 .1
4,535,900
1 .7
Denmark : 1 .8%
14,811
(1)
Bang & Olufsen A/S
23,282
0.0
14,929
(1)(2)
Bavarian Nordic A/S
320,302
0 .1
10,522
D/S Norden A/S
527,089
0 .2
38,417
ISS A/S
776,263
0 .3
11,617
(1)
Jyske Bank A/S, Reg
878,764
0 .4

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Denmark (continued)
82
North Media A/S
$ 762
0.0
18,968
Pandora A/S
1,897,406
0 .7
1,801
Per Aarsleff Holding A/S
85,485
0.0
426
Rockwool A/S - Class B
114,577
0 .1
1,323
Skjern Bank
25,865
0.0
4,649,795
1 .8
Egypt : 0.0%
234,266
(1)
Emaar Misr for Development
SAE
21,982
0.0
7,129
Orascom Construction PLC
27,678
0.0
49,660
0.0
Finland : 1 .0%
30
Alandsbanken Abp - Class B
1,135
0.0
471
Alma Media Oyj
4,693
0.0
22,690
F-Secure Oyj
55,901
0.0
21,451
Konecranes Oyj
779,677
0 .3
35,682
Oriola Oyj - Class B
43,470
0.0
30,619
Outokumpu Oyj
158,413
0 .1
265
Ponsse Oyj
9,293
0.0
11
(1)
QT Group Oyj
912
0.0
3
Relais Group Oyj
43
0.0
7,133
Taaleri Oyj
76,210
0 .1
23,396
TietoEVRY Oyj
596,895
0 .2
942
Titanium Oyj
16,677
0.0
1,217
Vaisala Oyj - Class A
49,309
0.0
26,687
Valmet Oyj
707,896
0 .3
2,500,524
1 .0
France : 8 .0%
18,883
Accor SA
712,498
0 .3
75,068
(1)
Air France-KLM
129,634
0 .1
1,191
Alten SA
171,545
0 .1
8,957
Arkema SA
965,919
0 .4
606
Assystem SA
30,490
0.0
28,920
Catana Group
234,331
0 .1
5,282
CBo Territoria
20,733
0.0
2,326
Coface SA
34,074
0.0
14,711
(1)
Criteo SA, ADR
489,876
0 .2
5,142
Dassault Aviation SA
998,896
0 .4
7,643
Edenred
496,418
0 .2
13,382
Eiffage SA
1,392,237
0 .5
2,328
(1)
Ekinops SAS
20,495
0.0
46,631
Elis SA
963,406
0 .4
314
Fountaine Pajot SA
40,739
0.0
4,792
GL Events
97,025
0.0
342
Groupe Crit
29,481
0.0
15,929
Groupe SFPI
33,697
0.0
3,820
Guerbet
89,727
0.0
16,167
Ipsen SA
2,037,486
0 .8
5,177
Jacquet Metals SACA
103,296
0.0
40,200
Klepierre SA
1,067,060
0 .4
50,583
(3)
La Francaise des Jeux
SAEM
1,931,135
0 .7
698
Neurones
29,048
0.0
16,323
Nexity SA
276,388
0 .1
12,709
Renault SA
558,203
0 .2
89,987
Rexel SA
2,170,699
0 .8
5,476
(2)
Serge Ferrari SAS
71,621
0.0
489
Societe BIC SA
29,895
0.0
5,425
Sopra Steria Group SACA
1,179,591
0 .4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France (continued)
30,645
SPIE SA
$ 919,904
0 .4
300
Stef SA
36,350
0.0
1,221
Synergie SE
44,235
0.0
67,757
Technip Energies NV
1,544,325
0 .6
59,858
(1)
Vallourec SA
780,947
0 .3
240
Vetoquinol SA
24,356
0.0
48,034
Vivendi SE
428,866
0 .2
9,721
Wendel SE
959,609
0 .4
21,144,235
8 .0
Germany : 7 .2%
31,842
Aixtron SE
1,263,264
0 .5
955
Atoss Software AG
231,889
0 .1
7,667
Aurubis AG
721,715
0 .3
20,300
Bechtle AG
893,481
0 .3
3,035  Carl Zeiss Meditec AG -
Class BR
351,700
0 .1
1,649  CompuGroup Medical SE &
Co. KgaA
83,746
0.0
11,149  CTS Eventim AG & Co.
KGaA
760,878
0 .3
53,663
(2)(3)
Deutsche Pfandbriefbank AG
446,634
0 .2
10,698
Duerr AG
333,785
0 .1
3,610
ElringKlinger AG
30,958
0.0
32,280
(1)
Encavis AG
541,267
0 .2
8,439
Ernst Russ AG
47,507
0.0
4,467
Fielmann AG
229,502
0 .1
30,172
Freenet AG
746,856
0 .3
58,483
GEA Group AG
2,482,136
1 .0
11,395
Gerresheimer AG
1,349,674
0 .5
853
Gesco SE
21,290
0.0
3,585
GFT Technologies SE
104,037
0.0
3,455  Hornbach Holding AG & Co.
KGaA
279,460
0 .1
21,003
HUGO BOSS AG
1,695,970
0 .7
750
Krones AG
90,377
0.0
65
New Work SE
7,654
0.0
39
Paul Hartmann AG
9,177
0.0
6,251
(1)
ProCredit Holding AG & Co.
KGaA
50,723
0.0
1,299
PSI Software AG
40,191
0.0
1,751
Rational AG
1,310,731
0 .5
5,937
Rheinmetall AG
1,681,639
0 .6
4,921
Salzgitter AG
170,541
0 .1
4,920
(1)(2)
SMA Solar Technology AG
469,067
0 .2
1,125
Stabilus SE
64,139
0.0
492
Stemmer Imaging AG
19,745
0.0
68
Surteco Group SE
1,323
0.0
63,432
(1)
TAG Immobilien AG
713,015
0 .3
76,124
thyssenkrupp AG
605,217
0 .2
13,479
(1)
Trivago NV, ADR
18,871
0.0
737
USU Software AG
17,838
0.0
13,593
(1)
Vitesco Technologies Group
AG
1,162,533
0 .5
19,048,530
7 .2
Greece : 0 .2%
2,685  Autohellas Tourist and
Trading SA
40,327
0.0
40,973
(1)
National Bank of Greece SA
282,171
0 .1
2,038
Piraeus Port Authority SA
51,538
0 .1

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Greece (continued)
7,911  Thrace Plastics Holding and
Co.
$ 45,422
0.0
419,458
0 .2
Guernsey : 0.0%
23,245  Balanced Commercial
Property Trust Ltd.
20,733
0.0
Hong Kong : 1 .2%
106,000
Analogue Holdings Ltd.
19,332
0.0
204,478
Build King Holdings Ltd.
26,990
0.0
330,972
China Merchants Land Ltd.
18,700
0.0
194,000  Comba Telecom Systems
Holdings Ltd.
32,792
0.0
80,000  Computer & Technologies
Holdings Ltd.
23,183
0.0
1,703
Computime Group Ltd.
86
0.0
111,072
(1)
Ever Reach Group Holdings
Co. Ltd.
3,504
0.0
691,406
(1)
Fountain SET Holdings Ltd.
55,852
0.0
29,786
FSE Lifestyle Services Ltd.
23,156
0.0
469,001  Harbin Electric Co. Ltd. -
Class H
186,885
0 .1
119,276  Henan Jinma Energy Co.
Ltd. - Class H
33,647
0.0
19,475
HKR International Ltd.
4,884
0.0
31,000  Hong Kong Ferry Holdings
Co. Ltd.
20,348
0.0
232,000
(1)
Hop Fung Group Holdings
Ltd.
2,975
0.0
102,000
IVD Medical Holding Ltd.
15,433
0.0
14,500  Johnson Electric Holdings
Ltd.
19,990
0.0
202,000
Kerry Properties Ltd.
436,717
0 .2
59,500  Lee's Pharmaceutical
Holdings Ltd.
11,062
0.0
46,818  Luk Fook Holdings
International Ltd.
123,614
0 .1
33,822
Lung Kee Bermuda Holdings
8,283
0.0
210,000  Media Chinese International
Ltd.
6,201
0.0
43,007
(1)
Melco Resorts &
Entertainment Ltd., ADR
585,755
0 .2
223,367
(1)
Midland Holdings Ltd.
21,847
0.0
66,878
Niraku GC Holdings, Inc.
2,487
0.0
1,502,000
Pacific Basin Shipping Ltd.
489,007
0 .2
338,289
PAX Global Technology Ltd.
274,657
0 .1
58,939
Pico Far East Holdings Ltd.
10,306
0.0
23,000
(1)
Rich Goldman Holdings Ltd.
156
0.0
94,851
(1)
Road King Infrastructure Ltd.
35,849
0.0
196,229
(1)
Shun Tak Holdings Ltd.
32,886
0.0
1,298,000  Singamas Container
Holdings Ltd.
111,511
0 .1
321,180  Tang Palace China Holdings
Ltd.
21,415
0.0
3,246,861
(1)
Tongda Group Holdings Ltd.
40,143
0.0
570,000  United Laboratories
International Holdings Ltd.
457,190
0 .2
212,000
(1)
Vedan International Holdings
Ltd.
9,521
0.0
15,840
(1)
Wai Kee Holdings Ltd.
3,047
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
23,138  Xingfa Aluminium Holdings
Ltd.
$ 19,907
0.0
319,000
(1)
Xiwang Special Steel Co.
Ltd.
1,030
0.0
119,814  Zengame Technology
Holding Ltd.
51,588
0.0
3,241,936
1 .2
India : 0 .1%
15,941
Ddev Plastiks Industries Ltd.
36,049
0.0
25,620
(1)(4)
Geodesic Ltd.
—
—
6,459
Kuantum Papers Ltd.
14,889
0.0
2,160
LG Balakrishnan & Bros Ltd.
28,023
0.0
3,584  Newgen Software
Technologies Ltd.
37,229
0.0
5,571
Pearl Global Industries Ltd.
41,527
0.0
21,379
(1)(4)
Varun Industries Ltd.
—
—
1,464
WPIL Ltd.
51,122
0 .1
208,839
0 .1
Indonesia : 0 .3%
319,000
ABM Investama Tbk PT
77,424
0 .1
87,400  Adaro Energy Indonesia
Tbk PT
13,981
0.0
1,609,000
(1)
Agung Podomoro Land Tbk
PT
16,973
0.0
2,468,300
(1)
Alam Sutera Realty Tbk PT
29,954
0.0
520,000  Champ Resto Indonesia
Tbk PT
45,517
0.0
559,000
Golden Agri-Resources Ltd.
105,265
0 .1
37,400
Gudang Garam Tbk PT
69,257
0.0
672,600
IMC Pelita Logistik Tbk PT
29,437
0.0
8,500  Indo Tambangraya Megah
Tbk PT
15,341
0.0
29,948  Indo-Rama Synthetics Tbk
PT
8,361
0.0
1,110,000
Map Aktif Adiperkasa PT
59,622
0.0
310,167
(1)
Mitrabahtera Segara Sejati
Tbk PT
27,253
0.0
640,835
Mulia Industrindo Tbk PT
19,123
0.0
3,677,900
Panin Financial Tbk PT
74,682
0 .1
688,700  Salim Ivomas Pratama Tbk
PT
19,364
0.0
392,600  Wismilak Inti Makmur Tbk
PT
49,075
0.0
660,629
0 .3
Iraq : 0.0%
20,558  Gulf Keystone Petroleum
Ltd.
32,794
0.0
Ireland : 1 .2%
148,268
Bank of Ireland Group PLC
1,564,354
0 .6
131,086
(1)
Dalata Hotel Group PLC
613,272
0 .3
54,366
Glanbia PLC
843,435
0 .3
3,021,061
1 .2
Israel : 1 .9%
159  Dor Alon Energy in Israel
1988 Ltd.
3,104
0.0
641
FMS Enterprises Migun Ltd.
20,259
0.0
1,069
Ilex Medical Ltd.
22,112
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Israel (continued)
854  Ituran Location and Control
Ltd.
$ 23,750
0.0
37,082
(1)
JFrog Ltd.
1,141,013
0 .5
14
Melisron Ltd.
925
0.0
216
(1)
Nova Ltd.
26,771
0.0
67,319
(1)
Perion Network Ltd.
2,463,202
1 .0
1,963
(1)
Radware Ltd.
36,885
0.0
1,149
(1)
Silicom Ltd.
33,804
0.0
446
Telsys Ltd.
30,144
0.0
11,416
(1)
Wix.com Ltd.
1,076,757
0 .4
4,878,726
1 .9
Italy : 3 .4%
168,779
A2A SpA
322,025
0 .1
1,156
ACEA SpA
14,163
0.0
6,083
Banca IFIS SpA
107,432
0.0
196,211
Banco BPM SpA
981,854
0 .4
1,267
Brunello Cucinelli SpA
107,126
0.0
42,079
Buzzi Unicem SpA
1,195,801
0 .5
45,879  Coca-Cola HBC AG - Class
DI
1,349,897
0 .5
25,026  d'Amico International
Shipping SA
103,703
0.0
3,190  Danieli & C Officine
Meccaniche SpA
61,310
0.0
5,021
Datalogic SpA
37,351
0.0
14,567
ERG SpA
418,739
0 .2
22,461
(1)
Geox SpA
20,370
0.0
73,737
Hera SpA
228,957
0 .1
258,190
Iren SpA
523,223
0 .2
63,637
(1)
Iveco Group NV
603,572
0 .2
133,799
Leonardo SpA
1,811,563
0 .7
7,459
Orsero SpA
105,184
0.0
6,322
Reply SpA
684,911
0 .3
84,500
Saras SpA
120,838
0 .1
7,033
(1)(2)
Servizi Italia SpA
10,130
0.0
29,520
(1)
Sogefi SpA
42,309
0.0
3,839
SOL SpA
108,269
0 .1
22
(1)
Somec SpA
747
0.0
8,959,474
3 .4
Japan : 19 .8%
24,400
Adastria Co. Ltd.
497,323
0 .2
1,800
Ad-sol Nissin Corp.
21,153
0.0
1,900  AEON Financial Service Co.
Ltd.
17,072
0.0
3,300
Ai Holdings Corp.
52,031
0.0
786
Aichi Tokei Denki Co. Ltd.
8,713
0.0
1,000
Aiphone Co. Ltd.
17,606
0.0
10,300
Aisan Industry Co. Ltd.
85,214
0 .1
2,100
AIT Corp.
27,511
0.0
2,900
Akatsuki, Inc.
43,119
0.0
57,500
Alps Alpine Co. Ltd.
508,240
0 .2
3,900
AOKI Holdings, Inc.
25,229
0.0
500
Arata Corp.
17,300
0.0
4,000
Arealink Co. Ltd.
76,426
0.0
5,900
Artner Co. Ltd.
75,919
0.0
9,800  Asahi Diamond Industrial
Co. Ltd.
62,057
0.0
700
ASAHI YUKIZAI Corp.
21,714
0.0
18,200
Asics Corp.
574,123
0 .2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
1,400  ASKA Pharmaceutical
Holdings Co. Ltd.
$ 15,370
0.0
3,100
Ateam, Inc.
15,018
0.0
4,400
(1)
Atrae, Inc.
24,732
0.0
12,700
Avant Group Corp.
135,100
0 .1
6,700
Avex, Inc.
70,701
0.0
1,600
Axial Retailing, Inc.
42,735
0.0
6,000  Bando Chemical Industries
Ltd.
61,734
0.0
600
(1)
baudroie, Inc.
27,061
0.0
16,100
BayCurrent Consulting, Inc.
519,945
0 .2
5,100
BML, Inc.
107,789
0 .1
6,800
Brother Industries Ltd.
105,998
0 .1
1,700  Business Brain Showa-Ota,
Inc.
27,021
0.0
3,600
Business Engineering Corp.
77,039
0.0
4,100
Carlit Holdings Co. Ltd.
23,928
0.0
10,801
(1)
Cellebrite DI Ltd.
84,356
0 .1
2,000  Central Automotive Products
Ltd.
50,304
0.0
2,000  Chilled & Frozen Logistics
Holdings Co. Ltd.
18,564
0.0
1,700
Chino Corp.
27,211
0.0
1,300
Chiyoda Integre Co. Ltd.
22,448
0.0
3,600
Chugoku Marine Paints Ltd.
31,206
0.0
2,800
CKD Corp.
42,584
0.0
2,100
CMC Corp.
22,083
0.0
1,800
Core Corp.
21,938
0.0
6,200
Cosmos Initia Co. Ltd.
27,209
0.0
36,900
Credit Saison Co. Ltd.
590,049
0 .2
2,700
Cube System, Inc.
22,958
0.0
4,000
Cybozu, Inc.
62,657
0.0
72,200
Daicel Corp.
669,046
0 .3
23,500
Daido Steel Co. Ltd.
1,007,507
0 .4
2,700  Daihatsu Diesel
Manufacturing Co. Ltd.
14,636
0.0
19,100
Daihen Corp.
737,015
0 .3
2,800
Dai-Ichi Cutter Kogyo KK
28,356
0.0
5,715
Daitron Co. Ltd.
126,159
0 .1
1,700  Densan System Holdings
Co. Ltd.
39,237
0.0
2,300
Digital Arts, Inc.
91,018
0 .1
50,600
DMG Mori Co. Ltd.
861,005
0 .3
1,900
DMS, Inc.
19,993
0.0
9,900
Doshisha Co. Ltd.
163,215
0 .1
22,382
DTS Corp.
529,104
0 .2
13,600
Ebara Corp.
642,709
0 .3
4,900
Ebase Co. Ltd.
24,946
0.0
4,500
E-Guardian, Inc.
65,344
0.0
60,500
Eiken Chemical Co. Ltd.
642,018
0 .3
4,600
Elematec Corp.
57,771
0.0
19,400
en Japan, Inc.
383,459
0 .2
1,200
Enplas Corp.
51,390
0.0
4,700
Entrust, Inc.
33,293
0.0
5,400
Exedy Corp.
94,491
0 .1
2,500
Forum Engineering, Inc.
22,627
0.0
800
(1)
FP Partner, Inc.
23,084
0.0
1,600
(1)
Freee KK
35,248
0.0
2,100
Freund Corp.
9,892
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
1,700
Fudo Tetra Corp.
$ 22,615
0.0
11,800
Fuji Corp./Aichi
216,046
0 .1
2,200
Fuji Corp./Miyagi
27,043
0.0
19,200
Fuji Soft, Inc.
639,713
0 .3
7,900
Fujikura Kasei Co. Ltd.
25,690
0.0
91,500
Fujikura Ltd.
765,049
0 .3
2,200
Fukuda Denshi Co. Ltd.
69,742
0.0
32,700  FULLCAST Holdings Co.
Ltd.
529,326
0 .2
5,200  Fuso Pharmaceutical
Industries Ltd.
75,467
0.0
8,500
Futaba Industrial Co. Ltd.
37,412
0.0
4,100
Future Corp.
44,728
0.0
7,000
Fuyo General Lease Co. Ltd.
577,635
0 .2
5,300
Gakken Holdings Co. Ltd.
33,224
0.0
9,000
Glory Ltd.
185,173
0 .1
5,900
Goldwin, Inc.
484,466
0 .2
13,900  GungHo Online
Entertainment, Inc.
272,825
0 .1
6,800
Heiwa Corp.
115,183
0 .1
1,200
Hirose Electric Co. Ltd.
151,989
0 .1
7,200  Hisamitsu Pharmaceutical
Co., Inc.
230,091
0 .1
1,000
Hodogaya Chemical Co. Ltd.
24,141
0.0
2,400
Hokkan Holdings Ltd.
23,746
0.0
13,400
Horiba Ltd.
790,509
0 .3
19,100
Ichikoh Industries Ltd.
72,001
0.0
700
Ichinen Holdings Co. Ltd.
6,778
0.0
3,100
ID Holdings Corp.
29,389
0.0
1,600
Idec Corp./Japan
34,044
0.0
6,000
IMAGICA GROUP, Inc.
26,931
0.0
5,300
I-Net Corp./Kanagawa
62,272
0.0
1,800
Infocom Corp.
30,541
0.0
77,500
INFRONEER Holdings, Inc.
754,699
0 .3
4,000
Intelligent Wave, Inc.
23,067
0.0
62,800
Internet Initiative Japan, Inc.
1,169,302
0 .5
1,283
Invincible Investment Corp.
531,528
0 .2
5,900
I-PEX, Inc.
55,400
0.0
5,200
IR Japan Holdings Ltd.
60,438
0.0
2,100
ISB Corp.
23,292
0.0
2,700
ITmedia, Inc.
26,125
0.0
14,800
Itoki Corp.
122,581
0 .1
4,200
Iwaki Co. Ltd.
42,852
0.0
67,900
J Front Retailing Co. Ltd.
660,903
0 .3
2,100
JAC Recruitment Co. Ltd.
41,716
0.0
3,900
Japan Lifeline Co. Ltd.
27,327
0.0
3,800  Japan Medical Dynamic
Marketing, Inc.
26,239
0.0
9,000  Japan System Techniques
Co. Ltd.
155,034
0 .1
5,300
Japan Transcity Corp.
23,853
0.0
3,400
JBCC Holdings, Inc.
62,055
0.0
19,100
Jeol Ltd.
655,129
0 .3
1,400
JFE Systems, Inc.
28,438
0.0
35,800
JGC Holdings Corp.
501,936
0 .2
2,500
JK Holdings Co. Ltd.
17,851
0.0
5,500
J-Stream, Inc.
20,504
0.0
400
JUTEC Holdings Corp.
3,359
0.0
38,200
Kakaku.com, Inc.
571,011
0 .2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
243
Kamei Corp.
$ 2,549
0.0
3,900
Kandenko Co. Ltd.
34,210
0.0
17,700
Kaneka Corp.
521,506
0 .2
2,900
(1)
Kaonavi, Inc.
42,291
0.0
1,600  KAWADA TECHNOLOGIES,
Inc.
65,300
0.0
161  Kenedix Office Investment
Corp.
382,817
0 .2
1,200
KFC Ltd.
11,510
0.0
2,260
Kimura Unity Co. Ltd.
20,515
0.0
3,700
Kita-Nippon Bank Ltd.
56,585
0.0
11,100
Kitz Corp.
82,608
0 .1
21,700
Komeri Co. Ltd.
454,840
0 .2
4,500
Komori Corp.
35,094
0.0
153,900
Konica Minolta, Inc.
570,452
0 .2
5,900
Konoike Transport Co. Ltd.
73,966
0.0
1,500
KSK Co. Ltd./Inagi
26,201
0.0
3,100
Kuriyama Holdings Corp.
20,752
0.0
2,200  Kyowa Electronic
Instruments Co. Ltd.
5,543
0.0
4,100
LAC Co. Ltd.
21,666
0.0
1,300
(1)
LaKeel, Inc.
20,366
0.0
1,100
Macnica Holdings, Inc.
46,103
0.0
5,900
Maezawa Industries, Inc.
38,076
0.0
2,900  Makino Milling Machine Co.
Ltd.
116,266
0 .1
1,600
Makiya Co. Ltd.
9,830
0.0
3,200
Mani, Inc.
41,151
0.0
1,300  Maruzen Showa Unyu Co.
Ltd.
37,834
0.0
2,600
Marvelous, Inc.
12,856
0.0
3,600  Matching Service Japan Co.
Ltd.
30,393
0.0
2,100
Matsuoka Corp.
18,793
0.0
5,300
Maxell Ltd.
60,210
0.0
220,200
Mebuki Financial Group, Inc.
585,004
0 .2
5,300
Megachips Corp.
158,626
0 .1
2,000  Meiji Electric Industries Co.
Ltd.
21,721
0.0
3,400
Melco Holdings, Inc.
76,392
0.0
6,600
Micronics Japan Co. Ltd.
105,278
0 .1
4,000
Mimaki Engineering Co. Ltd.
26,854
0.0
6,500
Mito Securities Co. Ltd.
17,794
0.0
2,300
Mitsubishi Logisnext Co. Ltd.
20,691
0.0
3,100
Mitsubishi Shokuhin Co. Ltd.
82,606
0 .1
6,100  Mitsui-Soko Holdings Co.
Ltd.
155,569
0 .1
5,200
Miura Co. Ltd.
131,196
0 .1
700  Miyaji Engineering Group,
Inc.
21,760
0.0
10,400  Morinaga Milk Industry Co.
Ltd.
350,277
0 .2
1,400
Moriroku Holdings Co. Ltd.
20,660
0.0
800
Morishita Jintan Co. Ltd.
11,207
0.0
13,900
MRK Holdings, Inc.
10,757
0.0
7,000
Mugen Estate Co. Ltd.
44,078
0.0
1,900
Mutoh Holdings Co. Ltd.
23,974
0.0
1,900
Naigai Trans Line Ltd.
37,104
0.0
24,400
Nakanishi, Inc.
562,210
0 .2
10,287
Nakano Corp./Tokyo
28,883
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
1,200
Nanyo Corp.
$ 18,324
0.0
2,900
NEOJAPAN, Inc.
21,032
0.0
19,800
NET One Systems Co. Ltd.
435,044
0 .2
12,000
NGK Insulators Ltd.
147,171
0 .1
1,600
Nichiban Co. Ltd.
22,834
0.0
53,900
Nichicon Corp.
533,147
0 .2
3,200
Nihon Denkei Co. Ltd.
48,085
0.0
1,600
Nihon Falcom Corp.
13,972
0.0
3,900
Nihon Flush Co. Ltd.
26,586
0.0
2,700
Nihon Trim Co. Ltd.
61,720
0.0
95  Nippon Accommodations
Fund, Inc.
450,300
0 .2
2,900  Nippon BS Broadcasting
Corp.
19,336
0.0
1,700
Nippon Concept Corp.
23,574
0.0
2,000  Nippon Pillar Packing Co.
Ltd.
62,678
0.0
13,300
Nippon Shinyaku Co. Ltd.
537,847
0 .2
13,000
Nippon Thompson Co. Ltd.
52,596
0.0
54,818  Nissan Tokyo Sales Holdings
Co. Ltd.
154,764
0 .1
8,531  Nisshin Group Holdings Co.
Ltd.
31,208
0.0
13,300
Nisshinbo Holdings, Inc.
114,302
0 .1
8,600
Nisso Corp.
53,181
0.0
141,100
Nissui Corp.
671,961
0 .3
1,300
Nitto Kogyo Corp.
33,263
0.0
5,100
Nitto Seiko Co. Ltd.
21,728
0.0
3,400
NJS Co. Ltd.
72,446
0.0
500  Nomura Micro Science Co.
Ltd.
22,160
0.0
7,200
Noritz Corp.
88,406
0 .1
2,100
NSW, Inc./Japan
36,686
0.0
1,400  OBIC Business Consultants
Co. Ltd.
58,800
0.0
1,200
Ochi Holdings Co. Ltd.
11,353
0.0
1,300
Oita Bank Ltd.
22,451
0.0
8,100
Okabe Co. Ltd.
41,239
0.0
13,200
OKUMA Corp.
669,641
0 .3
1,800
(1)
One Career, Inc.
45,587
0.0
4,700
(1)
Optim Corp.
32,297
0.0
5,400
Optorun Co. Ltd.
89,664
0 .1
20,000
Organo Corp.
579,670
0 .2
1,000
Origin Co. Ltd.
9,217
0.0
7,800
Oro Co. Ltd.
103,012
0 .1
16,000
Parker Corp.
83,209
0 .1
1,800
Pasco Corp.
23,248
0.0
2,200
PCA Corp.
23,364
0.0
5,700
Pegasus Co. Ltd.
22,963
0.0
9,300
Persol Holdings Co. Ltd.
183,960
0 .1
3,400
Pickles Holdings Co. Ltd.
29,890
0.0
4,900
Prestige International, Inc.
19,996
0.0
100
Pronexus, Inc.
744
0.0
2,100
Pro-Ship, Inc.
20,189
0.0
119,000
Rengo Co. Ltd.
757,931
0 .3
500
Rhythm Co. Ltd.
5,714
0.0
66,000
Ricoh Co. Ltd.
587,114
0 .2
2,100  Ride On Express Holdings
Co. Ltd.
15,705
0.0
1,700
Riken Corp.
39,909
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
6,200
Riken Technos Corp.
$ 29,867
0.0
1,600
Riso Kagaku Corp.
26,263
0.0
139,900
Round One Corp.
560,005
0 .2
3,700
Ryobi Ltd.
77,002
0.0
1,000  Saison Information Systems
Co. Ltd.
13,227
0.0
1,400
San Holdings, Inc.
22,519
0.0
5,100
Sanken Electric Co. Ltd.
521,059
0 .2
15,400
Sankyo Co. Ltd.
651,445
0 .3
1,519
Sankyo Frontier Co. Ltd.
40,845
0.0
18,300
Sankyu, Inc.
634,593
0 .3
12,800  Sansha Electric
Manufacturing Co. Ltd.
133,309
0 .1
65,800  Santen Pharmaceutical Co.
Ltd.
574,982
0 .2
58,900
Sanwa Holdings Corp.
801,048
0 .3
500
Sanyo Denki Co. Ltd.
25,361
0.0
1,800
Sanyo Shokai Ltd.
25,946
0.0
4,300
Sanyo Trading Co. Ltd.
41,251
0.0
1,900
Saxa Holdings, Inc.
27,941
0.0
2,500
SCREEN Holdings Co. Ltd.
270,124
0 .1
4,400
SCSK Corp.
73,150
0.0
3,600
Seed Co. Ltd./Tokyo
15,474
0.0
1,500
Seika Corp.
21,255
0.0
6,600
Sekisui Kasei Co. Ltd.
21,033
0.0
5,000
SERAKU Co. Ltd.
48,093
0.0
1,400  Shibusawa Warehouse Co.
Ltd.
30,385
0.0
6,500
Shimamura Co. Ltd.
643,733
0 .3
2,100
Shin Maint Holdings Co. Ltd.
17,510
0.0
30,800  Shinko Electric Industries
Co. Ltd.
1,245,270
0 .5
700
Shinsho Corp.
30,118
0.0
3,700
Sinfonia Technology Co. Ltd.
44,899
0.0
1,700
SK-Electronics Co. Ltd.
19,145
0.0
900
SMK Corp.
16,900
0.0
4,800
Sodick Co. Ltd.
24,552
0.0
5,000
Softcreate Holdings Corp.
59,789
0.0
5,569  Soken Chemical &
Engineering Co. Ltd.
75,151
0.0
4,600
Soliton Systems KK
40,197
0.0
4,400
SPK Corp.
56,936
0.0
2,600
Sprix, Inc.
14,777
0.0
3,300
Star Micronics Co. Ltd.
41,109
0.0
11,400
Sumitomo Bakelite Co. Ltd.
496,150
0 .2
23,600
Sumitomo Forestry Co. Ltd.
569,466
0 .2
18,600
Sumitomo Pharma Co. Ltd.
77,097
0.0
5,300  Sun Frontier Fudousan Co.
Ltd.
56,271
0.0
3,200
Sun-Wa Technos Corp.
51,108
0.0
7,800  Suzuken Co. Ltd./Aichi
Japan
227,742
0 .1
2,690
Tachikawa Corp.
23,967
0.0
1,000
Taihei Dengyo Kaisha Ltd.
31,283
0.0
2,200
Takaoka Toko Co. Ltd.
32,879
0.0
1,500
Takasago International Corp.
30,156
0.0
25,400  Takeuchi Manufacturing Co.
Ltd.
795,984
0 .3
3,100
Takuma Co. Ltd.
33,921
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
2,400  Tanabe Consulting Group
Co. Ltd.
$ 17,475
0.0
3,900
TechMatrix Corp.
42,787
0.0
800
Techno Medica Co. Ltd.
11,956
0.0
1,100
Techno Quartz, Inc.
32,686
0.0
1,800
Tenma Corp.
33,406
0.0
24,300
TOA ROAD Corp.
820,886
0 .3
2,200
Tocalo Co. Ltd.
22,359
0.0
22,900
Tochigi Bank Ltd.
45,973
0.0
2,700  Togami Electric
Manufacturing Co. Ltd.
40,005
0.0
1,400
Toho Co. Ltd./Kobe
26,548
0.0
1,100
Toho Holdings Co. Ltd.
21,447
0.0
63,100
Tokai Carbon Co. Ltd.
561,373
0 .2
7,200
Tokyo Ohka Kogyo Co. Ltd.
454,763
0 .2
13,600
Tokyo Seimitsu Co. Ltd.
753,340
0 .3
45,600
Tokyo Tatemono Co. Ltd.
609,375
0 .3
15,300
TOMONY Holdings, Inc.
43,401
0.0
1,800
Tonami Holdings Co. Ltd.
65,069
0.0
3,000
Topre Corp.
34,574
0.0
8,400
Towa Bank Ltd.
34,708
0.0
1,900  Towa Pharmaceutical Co.
Ltd.
24,039
0.0
3,700
Toyo Denki Seizo KK
25,360
0.0
15,700
Toyo Suisan Kaisha Ltd.
649,386
0 .3
46,100
Toyo Tire Corp.
624,206
0 .3
25,200
Toyoda Gosei Co. Ltd.
537,877
0 .2
2,500
TPR Co. Ltd.
31,780
0.0
6,600
Transcosmos, Inc.
161,799
0 .1
6,900
Trusco Nakayama Corp.
106,309
0 .1
800
Tsubakimoto Kogyo Co. Ltd.
26,781
0.0
2,300
Tsugami Corp.
20,186
0.0
2,000
Ubicom Holdings, Inc.
20,118
0.0
1,100
Uchida Yoko Co. Ltd.
42,725
0.0
1,500
UNIRITA, Inc.
19,611
0.0
11,200
UNITED, Inc./Japan
67,692
0.0
19,400
USS Co. Ltd.
336,398
0 .1
6,600
ValueCommerce Co. Ltd.
63,138
0.0
4,200
VINX Corp.
38,258
0.0
600
WDB coco Co. Ltd.
26,737
0.0
5,500
Will Group, Inc.
43,617
0.0
3,400
Wowow, Inc.
27,755
0.0
4,200
Xebio Holdings Co. Ltd.
33,604
0.0
8,000
YAMABIKO Corp.
87,426
0 .1
2,300  YAMADA Consulting Group
Co. Ltd.
26,008
0.0
2,300  Yamaichi Electronics Co.
Ltd.
36,938
0.0
27,300
Yokogawa Electric Corp.
512,664
0 .2
1,700
Yondenko Corp.
27,958
0.0
5,400
Yorozu Corp.
35,632
0.0
3,000
Yossix Holdings Co. Ltd.
55,660
0.0
3,400  Yushin Precision Equipment
Co. Ltd.
17,587
0.0
1,700
Zaoh Co. Ltd.
29,941
0.0
12,300
Zenkoku Hosho Co. Ltd.
431,785
0 .2
16,700
ZIGExN Co. Ltd.
92,311
0 .1
51,989,305
19 .8
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Jordan : 0 .6%
62,784
Hikma Pharmaceuticals PLC
$ 1,686,058
0 .6
Malaysia : 0 .1%
9,100
Allianz Malaysia Bhd
29,432
0.0
161,400  CCK Consolidated Holdings
BHD
26,136
0.0
47,000
CSC Steel Holdings Bhd
12,102
0.0
47,000
Deleum Bhd
9,388
0.0
70,800  IGB Real Estate Investment
Trust
26,072
0.0
97,800
(1)
KSL Holdings Bhd
17,907
0.0
20,754
Kumpulan Fima BHD
9,666
0.0
23,900
MKH Bhd
6,840
0.0
3,245
(1)
Nylex Malaysia BHD
346
0.0
119,500
(1)
Pelikan International Corp.
Bhd
22,401
0.0
28,000
Sarawak Plantation Bhd
13,351
0.0
42,900  Syarikat Takaful Malaysia
Keluarga Bhd
33,123
0 .1
206,764
0 .1
Malta : 0 .1%
21,376
Kindred Group PLC, SDR
257,121
0 .1
Mexico : 0 .3%
34,075
(1)
Vista Energy SAB de CV,
ADR
889,358
0 .3
Netherlands : 2 .6%
10,124
Aalberts NV
456,843
0 .2
32,349
(3)
ABN AMRO Bank NV
550,039
0 .2
6,708
AMG Critical Materials NV
274,258
0 .1
22,741
ASR Nederland NV
1,030,841
0 .4
8,976  BE Semiconductor Industries
NV
1,071,727
0 .4
5,889
ForFarmers NV
18,484
0.0
49,949
(1)
Fugro NV
890,657
0 .3
578
Nedap NV
38,655
0.0
19,573
OCI NV
557,829
0 .2
421,194
(1)
Pharming Group NV
531,631
0 .2
21,930
(3)
Signify NV
689,514
0 .3
12,687
TKH Group NV
661,965
0 .3
64
Vastned Retail NV
1,428
0.0
6,773,871
2 .6
New Zealand : 0 .1%
46,798
(1)
Air New Zealand Ltd.
22,978
0.0
8,701
PGG Wrightson Ltd.
22,643
0.0
8,037
Scales Corp. Ltd.
16,523
0.0
51,430
SKY Network Television Ltd.
79,835
0 .1
141,979
0 .1
Norway : 0 .6%
32,008  ABG Sundal Collier Holding
ASA
17,749
0.0
67,141
Belships ASA
120,102
0.0
170
Bouvet ASA
1,046
0.0
14,847
Ecit AS - Class B
12,745
0.0
62,692
Hoegh Autoliners ASA
362,789
0 .1
320
Medistim ASA
8,209
0.0
242,488
MPC Container Ships ASA
452,389
0 .2
1,134
(1)
Petronor E&P ASA
960
0.0
7,369
Protector Forsikring ASA
120,365
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Norway (continued)
1,938
SpareBank 1 Nord Norge
$ 18,458
0.0
3,785
Sparebanken More
28,569
0.0
5,460
Stolt-Nielsen Ltd.
135,001
0 .1
12,829
TGS ASA
171,233
0 .1
23,465
Wallenius Wilhelmsen ASA
162,933
0 .1
10,282
(2)
Western Bulk Chartering AS
31,805
0.0
2,084  Wilh Wilhelmsen Holding
ASA - Class A
56,958
0.0
1,701,311
0 .6
Philippines : 0.0%
19,260
Ginebra San Miguel, Inc.
55,755
0.0
Poland : 0 .2%
2,061  Asseco South Eastern
Europe SA
25,829
0.0
2,452
Astarta Holding PLC
19,895
0.0
12
Budimex SA
1,233
0.0
36,234
Develia SA
44,257
0.0
5,039
LiveChat Software SA
185,878
0 .1
10,092
(1)
PGE Polska Grupa
Energetyczna SA
21,465
0.0
21,412
(1)
PKP Cargo SA
90,098
0 .1
335
PlayWay SA
35,368
0.0
204
(2)
Stalprodukt SA
12,732
0.0
436,755
0 .2
Portugal : 0.0%
56,765
Sonae SGPS SA
61,719
0.0
Singapore : 1 .2%
3,502
Boustead Singapore Ltd.
2,344
0.0
102,134  China Sunsine Chemical
Holdings Ltd.
31,524
0.0
29,800
CSE Global Ltd.
10,753
0.0
503,000  Frasers Logistics &
Commercial Trust
461,919
0 .2
30,600
Frasers Property Ltd.
19,445
0.0
126,327
Hafnia Ltd.
686,609
0 .3
9
Ho Bee Land Ltd.
13
0.0
26,200
Hour Glass Ltd.
40,969
0.0
553,000
(1)
IGG, Inc.
281,827
0 .1
44,400
LHN Ltd.
12,855
0.0
114,100  Pacific Century Regional
Developments Ltd.
30,032
0.0
28,100
Riverstone Holdings Ltd.
13,226
0.0
52,600
Samudera Shipping Line Ltd.
33,074
0.0
23,600
Sarine Technologies Ltd.
7,055
0.0
370,600
Sembcorp Industries Ltd.
1,519,230
0 .6
83,600
Sing Holdings Ltd.
22,004
0.0
19,950  Sing Investments & Finance
Ltd.
14,928
0.0
70,892
Tai Sin Electric Ltd.
21,058
0.0
67,951  Tiong Woon Corp. Holding
Ltd.
25,295
0.0
34,800
Wing Tai Holdings Ltd.
37,420
0.0
3,271,580
1 .2
South Africa : 0 .3%
1,200
DRDGOLD Ltd., ADR
13,488
0.0
102,043
Investec PLC - ZAR
639,552
0 .2
46,729  Momentum Metropolitan
Holdings
49,541
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Africa (continued)
8,936  Sun International Ltd./South
Africa
$ 17,703
0.0
19,297
Thungela Resources Ltd.
145,221
0 .1
865,505
0 .3
South Korea : 3 .8%
1,452  Advanced Process Systems
Corp.
22,951
0.0
1,307
AK Holdings, Inc.
20,248
0.0
2
ASIA Holdings Co. Ltd.
252
0.0
41,646
BNK Financial Group, Inc.
220,873
0 .1
2,725
Cuckoo Holdings Co. Ltd.
32,449
0.0
33,171
Dae Hyun Co. Ltd.
54,426
0.0
29,313
Daeduck Electronics Co. Ltd.
833,889
0 .3
11,952
Daewon San Up Co. Ltd.
55,725
0.0
1,161  Daihan Pharmaceutical Co.
Ltd.
24,376
0.0
8,447
Dentium Co. Ltd.
952,620
0 .4
4,561
DMS Co. Ltd.
19,586
0.0
5,579
(1)
Dreamus Co.
14,752
0.0
3,782
DY Corp.
17,763
0.0
2,267
DY POWER Corp.
27,459
0.0
8,077
Eusu Holdings Co. Ltd.
35,622
0.0
1,300
Fursys, Inc.
30,801
0.0
1,860
Hanmi Pharm Co. Ltd.
388,905
0 .2
7,491
Hansol Technics Co. Ltd.
40,719
0.0
831
Hanwha Aerospace Co. Ltd.
79,726
0.0
1,899
Hanwha Systems Co. Ltd.
22,653
0.0
4,970
Hanyang Securities Co. Ltd.
34,403
0.0
941  HD Hyundai Construction
Equipment Co. Ltd.
60,334
0.0
8,344
(1)
Heungkuk Fire & Marine
Insurance Co. Ltd.
20,017
0.0
822
HPSP Co. Ltd.
24,021
0.0
4,030
Hyundai Ezwel Co. Ltd.
21,127
0.0
3,783
i3system, Inc.
106,183
0 .1
2,040
IDIS Holdings Co. Ltd.
19,205
0.0
6,272
Incross Co. Ltd.
60,298
0.0
13,652
JYP Entertainment Corp.
1,461,623
0 .6
3,015
Kolon Corp.
42,683
0.0
45,444
Korea Asset In Trust Co. Ltd.
104,290
0 .1
11,037  Korea Real Estate
Investment & Trust Co. Ltd.
10,827
0.0
421
KPX Chemical Co. Ltd.
14,585
0.0
3,470
LEADCORP, Inc.
16,051
0.0
367
LF Corp.
3,999
0.0
15,961
Lock&Lock Co. Ltd.
73,155
0.0
1,764
LOT Vacuum Co. Ltd.
33,888
0.0
4,289  Lotte Chilsung Beverage
Co. Ltd.
411,773
0 .2
11,417  LOTTE Fine Chemical Co.
Ltd.
580,426
0 .2
6,391
LX Semicon Co. Ltd.
513,291
0 .2
3,209
Medytox, Inc.
547,005
0 .2
2,411
MegaStudy Co. Ltd.
19,455
0.0
470
NCSoft Corp.
101,965
0 .1
685  Nice Information &
Telecommunication, Inc.
12,456
0.0
19,012
Partron Co. Ltd.
122,665
0 .1
3,140
PHA Co. Ltd.
26,063
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
3,023
Rayence Co. Ltd.
$ 24,598
0.0
87,913
(4)
S&C Engine Group Ltd.
—
—
1,760
S-1 Corp.
70,634
0.0
8,006  Sam Young Electronics Co.
Ltd.
56,113
0.0
3,844  Sambo Corrugated Board
Co. Ltd.
28,745
0.0
40,607
(1)
Samsung Engineering Co.
Ltd.
1,177,889
0 .5
4,787
(1)
Sands Lab, Inc.
35,671
0.0
9,193  SeAH Besteel Holdings
Corp.
202,783
0 .1
167
SeAH Holdings Corp.
14,263
0.0
232
SeAH Steel Holdings Corp.
37,348
0.0
3,763
(1)
Segyung Hitech Co. Ltd.
50,236
0.0
1,354  Shinsegae Engineering &
Construction Co. Ltd.
15,748
0.0
1,735
SJ Group Co. Ltd.
14,581
0.0
10,720
SNT Dynamics Co. Ltd.
84,600
0 .1
13,835
Solid, Inc.
54,765
0.0
1,330
Spigen Korea Co. Ltd.
35,167
0.0
126
Taekwang Industrial Co. Ltd.
59,000
0.0
2,511
Uju Electronics Co. Ltd.
29,534
0.0
13,674
Youngone Corp.
619,589
0 .3
9,948,847
3 .8
Spain : 1 .5%
82,408
Acerinox SA
867,547
0 .3
53,905
Applus Services SA
578,270
0 .2
23,325  Atresmedia Corp. de Medios
de Comunicacion SA
96,688
0.0
156,621
Bankinter SA
1,013,350
0 .4
25,110  Cia de Distribucion Integral
Logista Holdings SA
698,691
0 .3
12,942
Ercros SA
45,439
0.0
69,183
Merlin Properties Socimi SA
644,718
0 .3
7,389
Naturhouse Health SAU
13,364
0.0
3,958,067
1 .5
Sweden : 1 .8%
33,921
Alleima AB
147,349
0 .1
550
AQ Group AB
23,406
0.0
5,543
Arise AB
22,213
0.0
25,193
(2)
Avanza Bank Holding AB
570,505
0 .2
5,213
B3 Consulting Group AB
50,910
0.0
96
Beijer Alma AB
1,756
0.0
14,518
Betsson AB - Class B
175,667
0 .1
17,650
BioGaia AB - Class B
175,051
0 .1
2,412
Biotage AB
29,773
0.0
684
Bjorn Borg AB
2,636
0.0
3,722
Bufab AB
108,948
0 .1
3,828
Bulten AB
29,255
0.0
2
(1)
Careium AB
3
0.0
6,300
(1)
Doro AB
9,815
0.0
2,583
(1)
Enea AB
13,128
0.0
1,265
Ependion AB
17,787
0.0
12,512
(2)
Hanza AB
100,958
0.0
1,634
HMS Networks AB
65,982
0.0
11,700
Instalco AB
46,034
0.0
10,089
Inwido AB
111,332
0 .1
8,902
Lindab International AB
138,014
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
13,302
Loomis AB
$ 388,053
0 .2
274  Micro Systemation AB -
Class B
1,351
0.0
16,580
NCAB Group AB
99,221
0.0
166,960
(1)
Net Insight AB - Class B
71,632
0.0
4,168  OEM International AB -
Class B
33,775
0.0
5,165
(1)
RaySearch Laboratories AB
35,032
0.0
16,499
Rottneros AB
17,085
0.0
10,346
Softronic AB - Class B
14,920
0.0
4,944
Solid Forsakring AB
30,106
0.0
473,180  Storskogen Group AB -
Class B
487,058
0 .2
6,343
(1)
Surgical Science Sweden AB
147,602
0 .1
3,729
Systemair AB
26,473
0.0
10,025
(1)
Tobii AB
18,435
0.0
14,592
(1)
Tobii Dynavox AB
45,748
0.0
25,925
Trelleborg AB - Class B
690,192
0 .3
2,042
Troax Group AB
36,779
0.0
2,565
Volati AB
24,150
0.0
70,933
Wihlborgs Fastigheter AB
554,685
0 .2
2,635
(1)
Xvivo Perfusion AB
79,805
0.0
4,642,624
1 .8
Switzerland : 5 .0%
1,222
Accelleron Industries AG
32,194
0.0
3,780
Baloise Holding AG, Reg
585,102
0 .2
1,506
(1)
Basilea Pharmaceutica AG,
Reg
75,927
0.0
518
Belimo Holding AG
279,176
0 .1
7,542
BKW AG
1,349,598
0 .5
2,036
Bucher Industries AG, Reg
907,268
0 .3
158  Burckhardt Compression
Holding AG
93,116
0.0
558
Burkhalter Holding AG
59,609
0.0
9  Carlo Gavazzi Holding AG -
Class BR
3,767
0.0
2,007
Comet Holding AG, Reg
527,991
0 .2
3,238
Flughafen Zurich AG, Reg
685,476
0 .3
140
Forbo Holding AG, Reg
201,400
0 .1
11,367
(3)
Galenica AG
914,817
0 .4
663
Huber + Suhner AG, Reg
57,266
0.0
108
Inficon Holding AG
138,460
0 .1
14,643
Julius Baer Group Ltd.
1,037,128
0 .4
7,152
(1)
Kudelski SA - Class BR
14,279
0.0
25
LEM Holding SA
60,203
0.0
5,940
Meier Tobler Group AG
325,490
0 .1
17
Metall Zug AG, Reg
30,801
0.0
1,707
Mikron Holding AG, Reg
25,447
0.0
47
(1)
Phoenix Mecano AG
19,025
0.0
8,963  PSP Swiss Property AG,
Reg
1,056,201
0 .4
862
Siegfried Holding AG, Reg
761,602
0 .3
8,264
Sulzer AG, Reg
811,290
0 .3
4,234  Swissquote Group Holding
SA, Reg
958,969
0 .4
1,889
Tecan Group AG, Reg
751,692
0 .3
15,160
Temenos AG
1,303,802
0 .5
732
u-blox Holding AG
81,977
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland (continued)
463
Ypsomed Holding AG
$ 135,933
0 .1
13,285,006
5 .0
Taiwan : 1 .5%
444,000
Acer, Inc.
495,832
0 .2
65,000  Asia Vital Components Co.
Ltd.
667,979
0 .3
12,000
ASROCK, Inc.
97,014
0.0
28,000
(1)
Azurewave Technologies,
Inc.
29,842
0.0
127,000  Chien Kuo Construction Co.
Ltd.
58,452
0.0
1,421  ChipMOS Technologies, Inc.,
ADR
32,598
0.0
13,717
Desiccant Technology Corp.
51,723
0.0
18,000
Ennoconn Corp.
173,821
0 .1
71,000
Everlight Electronics Co. Ltd.
117,437
0 .1
104,000
(1)
Giantplus Technology Co.
Ltd.
53,875
0.0
26,000  Global Mixed Mode
Technology, Inc.
168,906
0 .1
8,000  International Games System
Co. Ltd.
156,205
0 .1
329,000
Inventec Corp.
669,249
0 .3
18,000
ITE Technology, Inc.
88,746
0.0
3,000
Keystone Microtech Corp.
22,567
0.0
139,107  Kindom Development Co.
Ltd.
135,441
0 .1
20,000
Lida Holdings Ltd.
20,189
0.0
6,000  Micro-Star International Co.
Ltd.
37,215
0.0
15,000  Nexcom International Co.
Ltd.
30,422
0.0
17,000  Nova Technology Corp./
Taiwan
58,753
0.0
27,000
Pixart Imaging, Inc.
99,328
0.0
42,000
Powertech Technology, Inc.
148,029
0 .1
8,000
Promate Solutions Corp.
26,602
0.0
50,000
Rechi Precision Co. Ltd.
37,853
0.0
19,000  Rich Honour International
Designs Co. Ltd.
31,136
0.0
7,000  Sea Sonic Electronics Co.
Ltd.
22,988
0.0
6,000
Shiny Brands Group Co. Ltd.
55,688
0.0
36,000
Singatron Enterprise Co. Ltd.
37,588
0.0
36,000
Sitronix Technology Corp.
252,859
0 .1
23,000
Spirox Corp.
31,717
0.0
16,000
Sunrex Technology Corp.
21,605
0.0
7,000
Tofu Restaurant Co. Ltd.
57,356
0.0
24,255
Userjoy Technology Co. Ltd.
59,636
0.0
4,375  Wistron Information
Technology & Services Corp.
21,927
0.0
4,070,578
1 .5
Thailand : 0 .2%
109,600
After You PCL
32,991
0.0
1,285,800  BTS Rail Mass Transit
Growth Infrastructure Fund
- Class F
135,234
0 .1
69,400  CPN Retail Growth
Leasehold REIT
22,303
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Thailand (continued)
35,700
MK Restaurants Group PCL
$ 48,260
0.0
34,400
NSL Foods PCL
23,530
0.0
98,900
Pruksa Holding PCL
38,165
0.0
75,600  Quality Construction
Products PCL
33,351
0.0
215,800
Ratchaphruek Hospital PCL
38,124
0.0
56,900
(2)
Regional Container Lines
PCL
39,931
0.0
105,400
Supalai PCL
65,295
0.0
17,700
Thai Stanley Electric PCL
102,388
0 .1
44,000
Zen Corp. Group PCL
15,683
0.0
595,255
0 .2
United Arab Emirates : 0 .1%
25,524  Commercial Bank of Dubai
PSC
33,148
0.0
98,080
Emaar Development PJSC
169,289
0 .1
202,437
0 .1
United Kingdom : 9 .6%
14,649
4imprint Group PLC
833,772
0 .3
42,984
(1)
Abcam PLC, ADR
1,007,545
0 .4
3,244
(1)
accesso Technology Group
PLC
31,349
0.0
2,565
AG Barr PLC
15,521
0.0
12,352
AJ Bell PLC
51,963
0.0
91,149
(1)
Alphawave IP Group PLC
188,566
0 .1
4,660  Anglo-Eastern Plantations
PLC
40,303
0.0
9,959
Animalcare Group PLC
21,854
0.0
142,054
Balfour Beatty PLC
636,974
0 .2
83,549
Beazley PLC
588,658
0 .2
16,110
Bellway PLC
458,113
0 .2
10,742
Belvoir Group PLC
26,185
0.0
18,602  Berkeley Group Holdings
PLC
1,037,207
0 .4
6,697
Breedon Group PLC
31,284
0.0
10,920  Bytes Technology Group
PLC
72,313
0.0
21,280
Capital Ltd.
21,684
0.0
88,633
Centrica PLC
157,071
0 .1
7,956
Cerillion PLC
132,734
0 .1
5,100
Chesnara PLC
17,672
0.0
31,301
Computacenter PLC
883,062
0 .3
3,021
Concentric AB
53,851
0.0
76,177
(1)
Costain Group PLC
48,783
0.0
27,980
CVS Group PLC
739,294
0 .3
23,027
dotdigital group PLC
27,311
0.0
64,823
Drax Group PLC
503,137
0 .2
30,028
Dunelm Group PLC
443,169
0 .2
2,897
(1)
Eagle Eye Solutions Group
PLC
20,448
0.0
82,570
(1)
easyJet PLC
479,581
0 .2
18,305
Ecora Resources PLC
26,828
0.0
111,475
(1)
EnQuest PLC
25,536
0.0
8,545
(1)
Ergomed PLC
118,694
0 .1
4,087
FDM Group Holdings PLC
28,638
0.0
14,872
Finsbury Food Group PLC
18,227
0.0
2,731  Foresight Group Holdings
Ltd.
16,823
0.0
85,471
(1)
Gem Diamonds Ltd.
20,072
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
1,510
Gooch & Housego PLC
$ 11,123
0.0
123,044
Harbour Energy PLC
421,238
0 .2
992
Hargreaves Services PLC
5,640
0.0
278,177
Hays PLC
382,741
0 .2
13,311
Hill & Smith PLC
269,676
0 .1
71,771
IG Group Holdings PLC
652,155
0 .3
27,301
IMI PLC
570,794
0 .2
79,731
Inchcape PLC
838,533
0 .3
75,967  International Personal
Finance PLC
113,091
0.0
46,449
Investec PLC - GBP
291,852
0 .1
7,212
(1)
J D Wetherspoon PLC
62,567
0.0
71,700
JET2 PLC
1,033,505
0 .4
350
Judges Scientific PLC
42,492
0.0
112,851
Just Group PLC
119,193
0 .1
6,453
Kitwave Group PLC
26,570
0.0
226,489
LondonMetric Property PLC
537,319
0 .2
24,278
Macfarlane Group PLC
34,273
0.0
270,733
Man Group PLC/Jersey
829,958
0 .3
387,843
(1)
Marks & Spencer Group
PLC
1,027,361
0 .4
31,691
Mears Group PLC
111,234
0.0
27,649
Mitie Group PLC
36,068
0.0
194,681  Moneysupermarket.com
Group PLC
685,572
0 .3
5,425
Morgan Sindall Group PLC
133,062
0 .1
3,725
MP Evans Group PLC
34,410
0.0
14,527
Ninety One PLC
32,141
0.0
18,017
Norcros PLC
37,574
0.0
110,915
OSB Group PLC
524,208
0 .2
4,485
Oxford Instruments PLC
138,140
0 .1
30,578
Oxford Metrics PLC
40,420
0.0
40,963
Pagegroup PLC
234,562
0 .1
93,207
(1)
Playtech PLC
671,053
0 .3
15,419
Polar Capital Holdings PLC
95,972
0.0
143,210
QinetiQ Group PLC
592,975
0 .2
8,892
Renew Holdings PLC
83,181
0.0
2,983
Robert Walters PLC
15,772
0.0
44,945
RS GROUP PLC
452,731
0 .2
70,676
Safestore Holdings PLC
803,436
0 .3
56,639
Savills PLC
707,978
0 .3
392,325
Serco Group PLC
781,921
0 .3
26,569
Severfield PLC
24,073
0.0
36,128
(1)
SigmaRoc PLC
27,634
0.0
12,676
Spectris PLC
572,038
0 .2
226,119
Speedy Hire PLC
106,790
0.0
66,749  Spirent Communications
PLC
145,070
0 .1
40,308
SThree PLC
182,503
0 .1
53,688
Sylvania Platinum Ltd.
48,919
0.0
52,605
Tate & Lyle PLC
503,967
0 .2
1,477
TORM PLC - Class A
36,354
0.0
256,279
Tritax Big Box REIT PLC
454,437
0 .2
42,718
Vesuvius PLC
241,877
0 .1
238,104
Virgin Money UK PLC
540,118
0 .2
937
Vp PLC
6,764
0.0
25,197,257
9 .6
United States : 2 .4%
14,834
BRP, Inc.
1,364,645
0 .5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
12,368
(1)
Civeo Corp.
$ 241,671
0 .1
13,751  Global Ship Lease, Inc. -
Class A
295,096
0 .1
2,574
(1)(2)
Gravity Co. Ltd., ADR
198,198
0 .1
21,756
(1)
IBEX Holdings Ltd.
431,857
0 .2
32,376
(1)
IMAX Corp.
596,042
0 .2
34,447
(1)
Inmode Ltd.
1,478,121
0 .6
28,662  International Game
Technology PLC
969,635
0 .4
40,764
Sims Ltd.
415,823
0 .1
478,561
(2)(4)
SRH NV
—
—
4,563
(1)
UroGen Pharma Ltd.
98,835
0.0
4,043
(1)
Viemed Healthcare, Inc.
34,063
0.0
28,853
(1)
Zymeworks, Inc.
215,243
0 .1
6,339,229
2 .4
Total Common Stock
(Cost $239,022,393)
257,045,808
97 .7
EXCHANGE-TRADED FUNDS : 0 .9%
15,321  iShares MSCI EAFE Small-
Cap ETF
939,143
0 .3
32,326  Vanguard FTSE Developed
Markets ETF
1,539,687
0 .6
Total Exchange-Traded
Funds
(Cost $2,476,022)
2,478,830
0 .9
PREFERRED STOCK : 0 .2%
Germany : 0 .2%
357
Einhell Germany AG
59,821
0 .1
7,769
Fuchs Petrolub SE
321,589
0 .1
88
KSB SE & Co. KGaA
55,720
0.0
8,138
Schaeffler AG
51,896
0.0
1,268
Villeroy & Boch AG
26,489
0.0
515,515
0 .2
South Africa : 0.0%
776
Absa Bank Ltd.
34,321
0.0
Total Preferred Stock
(Cost $555,782)
549,836
0 .2
Total Long-Term Investments
(Cost $242,054,197)
260,074,474
98 .8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .6%
Repurchase Agreements : 0 .8%
1,000,000
(5)
Bank of America Inc.,
Repurchase Agreement
dated 07/31/2023,
5.300%, due 08/01/2023
(Repurchase Amount
$1,000,145, collateralized
by various U.S. Government
Agency Obligations, 2.000%-
6.500%, Market Value plus
accrued interest $1,020,000,
due 05/01/36-09/01/61)
1,000,000
0 .4

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
201,832
(5)
Citigroup, Inc., Repurchase
Agreement dated
07/31/2023, 5.300%, due
08/01/2023 (Repurchase
Amount $201,861,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value plus
accrued interest $205,869,
due 02/15/24-08/20/67)
$ 201,832
0.0
1,000,000
(5)
RBC Dominion Securities
Inc., Repurchase Agreement
dated 07/31/2023,
5.300%, due 08/01/2023
(Repurchase Amount
$1,000,145, collateralized by
various U.S. Government/
U.S. Government Agency
Obligations, 0.000%-
6.000%, Market Value plus
accrued interest $1,020,000,
due 10/19/23-07/20/53)
1,000,000
0 .4
Total Repurchase
Agreements
(Cost $2,201,832)
2,201,832
0 .8
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0 .8%
1,964,113
(6)
BlackRock Liquidity Funds,
FedFund, Institutional Class,
5.150%
(Cost $1,964,113)
1,964,113
0 .8
Total Short-Term
Investments
(Cost $4,165,945)
4,165,945
1 .6
Total Investments in
Securities
(Cost $246,220,142) $ 264,240,419 100 .4
Liabilities in Excess of
Other Assets (1,047,863) ( 0 .4 )
Net Assets $ 263,192,556 100 .0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of July 31, 2023.

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2023
Asset Table
Investments, at fair value
Common Stock
Australia $ 2,924,449 $ 13,865,132 $ — $ 16,789,581
Austria 745,493 363,274 — 1,108,767
Belgium 53,566 112,707 — 166,273
Bermuda — 591,219 — 591,219
Brazil 240,397 — — 240,397
Burkina Faso 890,263 — — 890,263
Canada 26,733,955 — — 26,733,955
Chile 576,678 — — 576,678
China 2,455,115 2,080,785 — 4,535,900
Denmark 25,865 4,623,930 — 4,649,795
Egypt — 49,660 — 49,660
Finland 98,650 2,401,874 — 2,500,524
France 950,550 20,193,685 — 21,144,235
Germany 400,525 18,648,005 — 19,048,530
Greece 91,865 327,593 — 419,458
Guernsey 20,733 — — 20,733
Hong Kong 944,539 2,297,397 — 3,241,936
India 128,698 80,141 — 208,839
Indonesia 465,341 195,288 — 660,629
Iraq 32,794 — — 32,794
Ireland 3,021,061 — — 3,021,061
Israel 4,874,697 4,029 — 4,878,726
Italy 347,867 8,611,607 — 8,959,474
Japan 1,236,304 50,753,001 — 51,989,305
Jordan — 1,686,058 — 1,686,058
Malaysia 52,449 154,315 — 206,764
Malta — 257,121 — 257,121
Mexico 889,358 — — 889,358
Netherlands — 6,773,871 — 6,773,871
New Zealand 62,144 79,835 — 141,979
Norway 639,972 1,061,339 — 1,701,311
Philippines 55,755 — — 55,755
Poland 58,456 378,299 — 436,755
Portugal — 61,719 — 61,719
Singapore 155,016 3,116,564 — 3,271,580
South Africa 225,953 639,552 — 865,505
South Korea 251,926 9,696,921 — 9,948,847
Spain 13,364 3,944,703 — 3,958,067
Sweden 418,772 4,223,852 — 4,642,624
Switzerland 367,895 12,917,111 — 13,285,006
Taiwan 199,415 3,871,163 — 4,070,578
Thailand 239,562 355,693 — 595,255
United Arab Emirates 33,148 169,289 — 202,437
United Kingdom 8,911,624 16,285,633 — 25,197,257
United States 5,923,406 415,823 — 6,339,229
Total Common Stock 65,757,620 191,288,188 — 257,045,808
Exchange-Traded Funds 2,478,830 — — 2,478,830
Preferred Stock 442,220 107,616 — 549,836
Short-Term Investments 1,964,113 2,201,832 — 4,165,945
Total Investments, at fair value $ 70,642,783 $ 193,597,636 $ — $ 264,240,419

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 36,926,324
Gross Unrealized Depreciation (16,704,215)
Net Unrealized Appreciation $ 20,222,109